SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
SCHEDULE OF SEGMENTAL OPERATING RESULTS

The operating results of each business segment were as follows:

	Six months ended June 30, 2024
	Retail Sales	Export Sales	Leather Trading	Corporate and unallocated	Total

Revenues, net
From third party	$2,003,351	$147,484,078	$974,183	$-	$150,461,612
From related parties	-	773,015	5,077,482	-	5,850,497
	2,003,351	148,257,093	6,051,665	-	156,312,109
Cost of goods sold	(776,807)	(107,820,138)	(5,779,207)	-	(114,376,152)

Gross profit	1,226,544	40,436,955	272,458	-	41,935,957

Operating expenses:
Sales and distribution	(1,362,959)	(24,754,901)	(108,358)	-	(26,226,218)
General and administrative	(616,212)	(7,262,510)	(3,553)	(95,956)	(7,978,231)
Listing expenses	-	-	-	(310,502)	(310,502)
Total operating expenses	(1,979,171)	(32,017,411)	(111,911)	(406,458)	(34,514,951)

Operating (loss) profit	(752,627)	8,419,544	160,547	(406,458)	7,421,006

Other income (expenses):
Interest expense	(93,345)	(143,112)	(150,806)	-	(387,263)
Interest income	-	94,861	179	-	95,040
Government subsidies	13,689	7,543	-	-	21,232
Foreign exchange gain (loss), net	(523)	532,768	2,176	(1,512)	532,909
Scrap sofa sale income	-	303,452	-	-	303,452
Sundry income	27,144	54,669	3	-	81,816
Change in fair value of derivatives and hedging instruments	-	(1,064,841)	-	-	(1,064,841)
Total other expense, net	(53,035)	(214,660)	(148,448)	(1,512)	(417,655)

Income (loss) before income expense	(805,662)	8,204,884	12,099	(407,970)	7,003,351
Income tax expense	-	(1,635,679)	(2,056)	-	(1,637,735)

Segment income (loss)	$(805,662)	$6,569,205	$10,043	$(407,970)	$5,365,616

HOMESTOLIFE LTD AND SUBSIDIARIES

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED AND COMBINED FINANCIAL STATEMENTS

(Currency expressed in United States Dollars (“US$”), except for number of shares)

	Six months ended June 30, 2025
	Retail Sales	Export Sales	Leather Trading	Corporate and unallocated	Total

Revenues, net
From third party	$3,382,273	$166,459,189	$276,399	$-	$170,117,861
From related parties	-	1,550,023	9,106,919	-	10,656,942
	3,382,273	168,009,212	9,383,318	-	180,774,803
Cost of goods sold	(1,401,494)	(120,526,294)	(9,014,470)	-	(130,942,258)

Gross profit	1,980,779	47,482,918	368,848	-	49,832,545

Operating expenses:
Sales and distribution	(2,404,689)	(28,634,760)	(52,661)	-	(31,092,110)
General and administrative	(906,968)	(8,099,908)	(3,025)	(16,030)	(9,025,931)
Listing expenses	-	-	-	(666,021)	(666,021)
Total operating expenses	(3,311,657)	(36,734,668)	(55,686)	(682,051)	(40,784,062)

Operating profit (loss)	(1,330,878)	10,748,250	313,162	(682,051)	9,048,483

Other income (expenses):
Interest expense	(125,183)	(394,423)	(210,766)	-	(730,372)
Interest income	130	15,946	170	-	16,246
Government subsidies	12,238	4,712	-	-	16,950
Foreign exchange gain (loss), net	(9,647)	4,292,067	6,215	4,998	4,293,633
Net gain from related parties debt restructuring	-	-	-	1,460,543	1,460,543
Professional fees on acquisition of HTL Marketing	-	(133,960)	-	(1,127,600)	(1,261,560)
Scrap sofa sale income	-	223,263	-	-	223,263
Sundry income (expense)	78,284	21,551	7	(60,438)	39,404
Change in fair value of derivatives and hedging instruments	-	(753,243)	-	-	(753,243)
Total other income (expenses), net	(44,178)	3,275,913	(204,374)	277,503	3,304,864

Income (loss) before income expense	(1,375,056)	14,024,163	108,788	(404,548)	12,353,347
Income tax expense	-	(2,310,779)	(18,493)	-	(2,329,272)

Segment income (loss)	$(1,375,056)	$11,713,384	$90,295	$(404,548)	$10,024,075

SCHEDULE OF REVENUES BY GEOGRAPHICAL AREAS

By geographic regions:

	Six months ended June 30, 2024
	Retail Sales	Export Sales	Leather Trading	Total

Asia Pacific	$2,003,351	$34,805,411	$6,051,665	$42,860,427
Europe	-	94,433,035	-	94,433,035
North America	-	19,018,647	-	19,018,647
Total	$2,003,351	$148,257,093	$6,051,665	$156,312,109

	Six months ended June 30, 2025
	Retail Sales	Export Sales	Leather Trading	Total

Asia Pacific	$3,382,273	$35,917,394	$9,383,318	$48,682,985
Europe	-	109,989,204	-	109,989,204
North America	-	22,102,614	-	22,102,614
Total	$3,382,273	$168,009,212	$9,383,318	$180,774,803

SCHEDULE OF IDENTIFIABLE LONG LIVED ASSETS

The following tables present the summary of identifiable long-lived assets as of December 31, 2024 and June 30, 2025:

	As of December 31, 2024
	Retail Sales	Export Sales	Leather Trading	Total

Property, plant and equipment, net	220,603	3,512,311	1,243	3,734,157
Right-of-use assets, net	5,064,993	1,567,756	-	6,632,749
	5,285,596	5,080,067	1,243	10,366,906

HOMESTOLIFE LTD AND SUBSIDIARIES

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED AND COMBINED FINANCIAL STATEMENTS

(Currency expressed in United States Dollars (“US$”), except for number of shares)

	As of June 30, 2025
	Retail Sales	Export Sales	Leather Trading	Total

Property, plant and equipment, net	708,669	3,790,236	683	4,499,588
Right-of-use assets, net	5,774,589	1,482,139	-	7,256,728
	6,483,258	5,272,375	683	11,756,316